June 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock International Value V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated June 6, 2011 (the “Supplement”) to the Prospectus dated May 1, 2011 for BlackRock International Value V.I. Fund (the “Fund”). The changes to the Prospectus noted in the Supplement are to become effective on October 1, 2011. The purpose of the filing is to submit the 497(e) filing dated June 7, 2011 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC